Research and Development Costs	12 Months Ended
Dec. 31, 2018
Research and Development [Abstract]
Research and Development Costs
Research and development costs
R&D costs (net of credits and excluding contributions under the NRE Funding Agreements from Participating Customers in the CCIP) increased by EUR 316.2 million, or 25.1 percent, to EUR 1,575.9 million in 2018 from EUR 1,259.7 million in 2017. R&D costs for both 2018 and 2017 were primarily focused on programs supporting our Holistic Lithography solutions in EUV, DUV immersion, and Applications. In 2018, R&D activities mainly related to:

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EUV - Further improving availability and productivity focused on the final stages of industrialization related to our NXE:3400B system, as well as introduction of the NXE:3400C. In addition, we are extending our roadmap by including High NA to support our customers with 3 nm logic and beyond.

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DUV immersion - Mainly dedicated to the development of our next generation Immersion system NXT:2000i, of which we shipped our first systems in 2018. In addition we are completing industrialization of new modules and further improving our roadmaps on alignment/overlay and productivity in 2018.

•	Applications - HMI expansion, including multi-beam innovation, and further development of YieldStar and process window control solutions.
R&D costs (net of credits and excluding contributions under the NRE Funding Agreements from Participating Customers in the CCIP) increased by EUR 153.9 million, or 13.9 percent, to EUR 1,259.7 million in 2017, from EUR 1,105.8 million in 2016. R&D costs for both 2017 and 2016 were primarily focused on programs supporting our Holistic Lithography in EUV, DUV immersion, and Applications. In 2017, R&D activities mainly related to:

•
EUV - Further improving availability and productivity focused on the final stages of development related to our NXE:3400B system, of which we shipped our first systems in 2017. In addition, we are extending our roadmap by including High NA to support our customers with 3 nm logic.

•	DUV immersion - Mainly dedicated to the development of our next generation immersion system NXT:2000i.

•	Applications - HMI expansion and further development of YieldStar and process window control solutions.